CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 187		$ 396,312	$ (358,178)	$ 38,321
Balance, shares at Dec. 31, 2019	67,922,836
Options exercised	$ 6		12,790		12,796
Options exercised, shares	2,450,973
Warrants exercised	$ 10		16,599		16,609
Warrants exercised, shares	3,504,061
Issuance of shares, net	$ 24		74,123		74,147
Issuance of shares, net, shares	8,816,339
Stock-based compensation issued to employees, directors and non-employees			968		968
Net loss				(13,374)	(13,374)
Balance at Jun. 30, 2020	$ 227		500,792	(371,552)	129,467
Balance, shares at Jun. 30, 2020	82,694,209
Balance at Dec. 31, 2020	$ 231		507,427	(387,876)	$ 119,782
Balance, shares at Dec. 31, 2020	83,675,856				83,675,856
Options exercised		[1]	461		$ 461
Options exercised, shares	115,877
Warrants exercised		[1]	425		425
Warrants exercised, shares	89,557
Issuance of ordinary shares pursuant to the ESPP		[1]	239		239
Issuance of ordinary shares pursuant to the ESPP, shares	36,639
Stock-based compensation issued to employees, directors and non-employees			1,916		1,916
Net loss				(19,402)	(19,402)
Balance at Jun. 30, 2021	$ 231		$ 510,468	$ (407,278)	$ 103,421
Balance, shares at Jun. 30, 2021	83,917,929				83,917,929

[1]	Represents an amount lower than $1.